Series F and Series G Preferred Units and Repurchase Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Allocation of the Proceeds on the Series D and Series E Units between the Fair Market Value of the Warrants and the Redeemable Preferred Shares

The following table sets forth the allocation of the proceeds on the Series F and Series G Preferred Units between the fair market value of the common stock and the redeemable preferred shares:

	Total Proceeds	Fair Market Value of Common Stock	Redeemable Preferred Stock
2011:
Series F Preferred Units issued	$11,500,000	$2,204,895	$9,295,105
Series G Preferred Units issued	22,608,000	4,949,768	17,658,232

Total Series F and G Preferred Units	$34,108,000	$7,154,663	$26,953,337

2012:
Series G Preferred Units issued	$18,250,000	$1,904,684	$16,345,316